Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	9 Months Ended
Sep. 30, 2016
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	September 30,	December 31,
	2016	2015
Borrowings under lines of credit	$99.074	$109.230
Commercial Paper Program	613.801	-
Other financial liabilities	8.371	22
Short-term debt	$721.246	$109.252
Short-term debt from related parties (see Note 2.b)	98.886	19.052
Short-term debt and short-term debt from related parties	$820.132	$128.304